Derivative Financial Instruments - Schedule of Derivatives by Maturity (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Derivatives by Maturity [Line Items]
Maturity total	R$ 7,212	R$ 7,458
2025 [Member]
Schedule of Derivatives by Maturity [Line Items]
Maturity total		8,836
2026 [Member]
Schedule of Derivatives by Maturity [Line Items]
Maturity total	6,073	7,485
2027 [Member]
Schedule of Derivatives by Maturity [Line Items]
Maturity total	(1,221)	(1,559)
2027 [Member]
Schedule of Derivatives by Maturity [Line Items]
Maturity total	20,426	8,450
2028 [Member]
Schedule of Derivatives by Maturity [Line Items]
Maturity total	(649)
2030 [Member]
Schedule of Derivatives by Maturity [Line Items]
Maturity total	R$ (17,417)	R$ (15,754)